Supplement dated August 28, 2008 to:	Value Line Aggressive Income Trust Statement of Additional Information dated June 1, 2008
Value Line Asset Allocation Fund, Inc. Statement of Additional Information dated August 1, 2008
Value Line Cash Fund, Inc. Statement of Additional Information dated May 1, 2008
Value Line Centurion Fund, Inc. Statement of Additional Information dated May 1, 2008
Value Line Emerging Opportunities Fund, Inc. Statement of Additional Information dated August 1, 2008
Value Line Fund, Inc. Statement of Additional Information dated May 1, 2008
Value Line Income & Growth Fund, Inc. Statement of Additional Information dated May 1, 2008
Value Line Larger Companies Fund, Inc. Statement of Additional Information dated May 1, 2008
Value Line New York Tax Exempt Trust Statement of Additional Information dated June 1, 2008
Value Line Premier Growth Fund. Inc. Statement of Additional Information dated May 1, 2008
Value Line Strategic Asset Management Trust Statement of Additional Information dated May 1, 2008
Value Line Tax Exempt Fund, Inc. Statement of Additional Information dated July 1, 2008
Value Line U.S. Government Securities Fund, Inc. Statement of Additional Information dated January 1, 2008

Management of the Funds

Stephen R. Anastasio resigned as the Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line mutual funds (the “Funds”) in July 2008.  Emily D. Washington was appointed as the Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Funds in August 2008.

The table under the caption “Management of the Fund” in each Fund’s Statement of Additional Information is revised by deleting references to Mr. Anastasio and inserting the following information:

Name, Address, and Age	Position	Length of Time Served	Principal Occupations During the Past 5 Years
Officers
Emily D. Washington Age 29	Treasurer and Chief Financial Officer	Since August 2008
Associate Director of Mutual Fund Accounting at Value Line until August 2008; Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE